Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

	Year ended December 31,
	2018	2017 Restated*	2016 Restated*
	(euros in thousands)
Upfront payment amortization	17,686	14,933	14
R&D cost reimbursement and milestone	13,566	5,787	1,109

Revenue from contracts with customers	31,252	20,720	1,123
Income from grants on research projects	196	1,195	1,387

	31,448	21,915	2,510

*	See Note 4 for details regarding the restatement as a result of a change in accounting policy.

Summary of Changes in Tarde Receivables, Contract Assets and Contract Liabilities

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the year ended December 31, 2018:

	December 31, 2017 Restated	Additions	Deductions	December 31, 2018
	(euros in thousands)
Trade receivables
Trade receivables	1,594	19,951	(18,855)	2,690

Total trade receivables	1,594	19,951	(18,855)	2,690

Contract assets
Unbilled receivables	710	1,045	(1,519)	236

Total contract assets	710	1,045	(1,519)	236

Contract liabilities
Deferred revenue	128,486	4,137	(18,014)	114,609

Total contract liabilities	128,486	4,137	(18,014)	114,609

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the year ended December 31, 2017:

	December 31, 2016 Restated	Additions	Deductions	December 31, 2017 Restated
	(euros in thousands)
Trade receivables
Trade receivables	205	122,781	(121,392)	1,594

Total trade receivables	205	122,781	(121,392)	1,594

Contract assets
Unbilled receivables	—	121,240	(120,530)	710

Total contract assets	—	121,240	(120,530)	710

Contract liabilities
Deferred revenue	31,426	111,993	(14,933)	128,486

Total contract liabilities	31,426	111,993	(14,933)	128,486